Securities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities transferred to held-to-maturity	$ 0	$ 6,067	$ 13,800
Available-for-sale securities, allowance for credit loss	1	1
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	$ 146	179
U.S. Treasury Securities And Agency Commercial MBS
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost		6,200
Available-for-sale securities transferred to held-to-maturity		$ 6,100